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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ] Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MSD Capital, L.P.
Address: 645 Fifth Avenue, 21st Floor
         New York, NY 10022

Form 13F File Number: 28-5391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc R. Lisker, Esq.
Title: General Counsel, MSD Capital, L.P.
Phone: (212) 303-1668

Signature, Place, and Date of Signing:


/s/ Marc R. Lisker                 New York, NY            February 16, 2010
--------------------------   -----------------------   -------------------------
(Signature)                       (City, State)                 (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           11
Form 13F Information Table Value Total:      613,775
                                          (thousands)


PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
          Column 1           Column 2  Column 3  Column 4            Column 5          Column 6  Column 7         Column 8
---------------------------- -------- --------- ---------- -------------------------- ---------- -------- ----------------------
                                                                                                              Voting Authority
                             Title of              Value      Shrs or                 Investment   Other  ----------------------
       Name of Issuer          Class    Cusip   (X $1,000)   prn amt  SH/PRN Put/Call Discretion Managers    Sole    Shared None
---------------------------- -------- --------- ---------- ---------- ------ -------- ---------- -------- ---------- ------ ----
ENERGY XXI (BERMUDA) LTD     COM SHS  G10082108   51,441   22,268,801   SH               SOLE             22,268,801    0     0
TRANSATLANTIC PETROLEUM LTD  SHS      G89982105   49,755   14,540,000   SH               SOLE             14,540,000    0     0
ASBURY AUTOMOTIVE GROUP INC  COM      043436104   42,503    3,686,273   SH               SOLE              3,686,273    0     0
DINEEQUITY INC               COM      254423106   61,025    2,512,356   SH               SOLE              2,512,356    0     0
DOLLAR THRIFTY AUTOMOTIVE GP COM      256743105   40,969    1,599,739   SH               SOLE              1,599,739    0     0
ECHOSTAR CORP                CLA      278768106   73,937    3,671,129   SH               SOLE              3,671,129    0     0
NALCO HOLDING COMPANY        COM      62985Q101   54,947    2,153,947   SH               SOLE              2,153,947    0     0
SCHOOL SPECIALTY INC         COM      807863105   65,157    2,784,500   SH               SOLE              2,784,500    0     0
SUNSTONE HOTEL INVS INC NEW  COM      867892101   39,903    4,493,548   SH               SOLE              4,493,548    0     0
TYLER TECHNOLOGIES INC       COM      902252105   80,634    4,049,923   SH               SOLE              4,049,923    0     0
WRIGHT EXPRESS CORP          COM      98233Q105   53,504    1,679,355   SH               SOLE              1,679,355    0     0

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.